Significant Accounting Policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Advertising Expense	¥ 281,076	¥ 285,005	¥ 209,241